Description of Organization and Business Operations (Details) - Panacea Acquisition Corp - USD ($)		8 Months Ended
	Jul. 06, 2020	Dec. 31, 2020
Description of Organization and Business Operations [Line Items]
Transaction cost		$ 3,390,063
Underwriting Fees		2,875,000
Other offering costs		$ 515,063
Fair market value in the trust account, percentage		80.00%
Percentage of outstanding voting securities		50.00%
Net tangible assets		$ 5,000,001
Aggregate of public shares, percentage		15.00%
Redemption of public shares, percentage		100.00%
Dissolution expenses)		$ 100,000
Public per share (in Dollars per share)		$ 10.00
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock in shares (in Shares)	14,375,000	14,375,000
Per unit (in Dollars per share)	$ 10.00
Gross proceeds	$ 143,750,000
Over-allotment option [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock in shares (in Shares)	1,875,000
Per unit (in Dollars per share)	$ 10.00
Gross proceeds	$ 143,750,000
Private Placement Unit [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock in shares (in Shares)		487,500
Per unit (in Dollars per share)		$ 10.00
Gross proceeds		$ 4,875,000
Public Stockholders [Member]
Description of Organization and Business Operations [Line Items]
Per unit (in Dollars per share)		$ 10.00
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Maturity term	185 days